Supplemental Cash Flow Information - Schedule of Reconciliation of Cash and Restricted Cash Balances (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplemental Cash Flow Elements [Abstract]
Cash and cash equivalents	$ 53	$ 63
Restricted cash holdings from customers - current	0	3
Restricted cash included in prepaid expenses and other current assets	3	8
Restricted cash included in long-term investments and other assets	8	10
Cash, cash equivalents, and restricted cash per Consolidated Statements of Cash Flows	$ 64	$ 84	$ 74